Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Reconciliation Of Revenue From Segments To Consolidated

	For the Years Ended December 31,
	2022	2021	2020
Revenues
Operating revenues:
Life Insurance	$6,344	$6,938	$7,086
Annuities	4,102	4,258	4,067
Group Protection	5,303	4,994	4,792
Retirement Plan Services	1,257	1,306	1,197
Other Operations	133	158	166
Excluded realized gain (loss)	-	-	(742)
Investment and reinsurance-related realized gain (loss)	512	927	-
GLB rider fees ceded to LNBAR	(932)	(888)	-
GLB and GDB hedge allowance	765	797	-
Indexed product net derivative results	73	22	-
Total revenues	$17,557	$18,512	$16,566

Reconciliation Of Income (Loss) From Operations By Segment To Consolidated Net Income (Loss)

	For the Years Ended December 31,
	2022	2021	2020
Net Income (Loss)
Income (loss) from operations:
Life Insurance	$(1,933)	$497	$(12)
Annuities	948	1,089	1,125
Group Protection	40	(165)	42
Retirement Plan Services	198	235	157
Other Operations	(374)	(244)	(161)
MRB-related impacts, after-tax	(245)	1,219	-
Excluded realized gain (loss), after-tax			(586)
Investment and reinsurance-related realized gain (loss), after-tax	404	732	-
GLB rider fees ceded to LNBAR, after-tax	(735)	(701)	-
GLB and GDB hedge allowance, after-tax	604	629	-
Indexed product net derivative results, after-tax	58	17	-
Benefit ratio unlocking, after-tax	(6)	-	4
Impairment of intangibles	(634)	-	-
Net impact from the Tax Cuts and Jobs Act	-	-	37
Transaction and integration costs related to mergers,
acquisitions and divestitures, after-tax	-	(11)	(15)
Net income (loss)	$(1,675)	$3,297	$591

Reconciliation of Net Investment Income From Segments to Consolidated

	For the Years Ended December 31,
	2022	2021	2020
Net Investment Income
Life Insurance	$2,464	$3,054	$2,689
Annuities	1,387	1,314	1,192
Group Protection	333	364	329
Retirement Plan Services	966	982	924
Other Operations	124	125	130
Total net investment income	$5,274	$5,839	$5,264

Reconciliation of Federal Income Tax Expense (Benefit) From Segments to Consolidated

	For the Years Ended December 31,
	2022	2021	2020
Federal Income Tax Expense (Benefit)
Life Insurance	$(544)	$112	$(28)
Annuities	128	189	187
Group Protection	12	(44)	11
Retirement Plan Services	32	48	21
Other Operations	(84)	(70)	(51)
MRB remeasurement	(65)	324	-
Excluded realized gain (loss)	-	-	(155)
Investment and reinsurance-related realized gain (loss)	107	196	-
GLB rider fees ceded to LNBAR	(197)	(186)	-
GLB and GDB hedge allowance	161	167	-
Indexed product net derivative results	15	5	-
Benefit ratio unlocking	(2)	-	1
Net impact from the Tax Cuts and Jobs Act	-	-	(37)
Transaction and integration costs related to mergers,
acquisitions and divestitures	-	(3)	(5)
Total federal income tax expense (benefit)	$(437)	$737	$(56)

Reconciliation of Assets From Segments to Consolidated Balance Sheet

	As of December 31,
	2022	2021
Assets
Life Insurance	$97,663	$112,522
Annuities	164,704	203,702
Group Protection	9,768	10,493
Retirement Plan Services	41,861	47,731
Other Operations	21,667	27,958
Total assets	$335,663	$402,406